Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Statement of Cash Flows [Abstract]
Payments for fees	$ 0.2	$ 0.2	$ 0.2